NEUBERGER BERMAN INCOME FUNDS(R)
NEUBERGER BERMAN INVESTOR CLASS

Supplement to the Prospectus dated March 1, 2006

LEHMAN BROTHERS CORE BOND FUND

THE FOLLOWING IS ADDED AFTER THE FOURTH PARAGRAPH IN THE SECTION ENTITLED "MAIN RISKS" ON PAGE 26 OF THE NEUBERGER BERMAN INVESTOR CLASS PROSPECTUS.

When-issued and delayed-delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) in which the Fund may engage involve a commitment by the Fund to purchase securities that will be issued at a later date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund's share value. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in share price. To mitigate leveraging risk, the Fund will segregate appropriate liquid securities having a market value at least equal to the amount of the Fund's purchase commitments. When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

When-issued and delayed-delivery transactions also are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

If deemed advisable as a matter of investment strategy, the Fund may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

THE DATE OF THIS SUPPLEMENT IS AUGUST 18, 2006.

                                       NEUBERGER BERMAN
                                       A LEHMAN BROTHERS COMPANY
                                       NEUBERGER BERMAN MANAGEMENT INC.
                                       605 Third Avenue,  2nd Floor
                                       New York, NY  10158-0180
                                       SHAREHOLDER SERVICES
                                       800.877.9700
                                       INSTITUTIONAL SERVICES
                                       800.366.6264
                                       WWW.NB.COM

LEHMAN BROTHERS CORE BOND FUND
Supplement to the Prospectus dated January 27, 2006
--------------------------------------------------------------------------------
LEHMAN BROTHERS INSTITUTIONAL CLASS

LEHMAN BROTHERS CORE BOND FUND

THE FOLLOWING IS ADDED AFTER THE FOURTH PARAGRAPH IN THE SECTION ENTITLED "MAIN RISKS" ON PAGE 3 OF THE LEHMAN BROTHERS INSTITUTIONAL CLASS PROSPECTUS.

When-issued and delayed-delivery transactions (such as to-be-announced mortgage-backed securities (TBAs)) in which the Fund may engage involve a commitment by the Fund to purchase securities that will be issued at a later date. Because the Fund is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the Fund's share value. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

When-issued and delayed-delivery transactions can have a leverage-like effect on the Fund, which can increase fluctuations in share price. To mitigate leveraging risk, the Fund will segregate appropriate liquid securities having a market value at least equal to the amount of the Fund's purchase commitments. When-issued and delayed-delivery transactions may cause the Fund to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

When-issued and delayed-delivery transactions also are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, the Fund will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

If deemed advisable as a matter of investment strategy, the Fund may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by the Fund.

THE DATE OF THIS SUPPLEMENT IS AUGUST 18, 2006.


NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue,  2nd Floor
New York, NY  10158-0180
Institutional Support Services:  888-556-9030
Web site:  www.lehmanam.com



LEHMAN BROTHERS ASSET MANAGEMENT